Liabilities related to business combinations and to non-controlling interests - Additional Information (Details) - EUR (€) € in Millions		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Liabilities Related To Business Combinations And To Noncontrolling Interests [line items]
Fair value of contingent consideration payable	[1]	€ 585	€ 641	€ 709	€ 779
Commitments Relating To Contingent Consideration In Connection With Business Combinations			72	133
MSD contingent consideration (European vaccines business)
Disclosure Of Liabilities Related To Business Combinations And To Noncontrolling Interests [line items]
Fair value of contingent consideration payable		0	72	127	204
Shire contingent consideration arising from the acquisition of Translate Bio
Disclosure Of Liabilities Related To Business Combinations And To Noncontrolling Interests [line items]
Fair value of contingent consideration payable		€ 531	€ 568	441	€ 380
Shire contingent consideration
Disclosure Of Liabilities Related To Business Combinations And To Noncontrolling Interests [line items]
Increase in fair value of liability		11.00%
Amunix [Member]
Disclosure Of Liabilities Related To Business Combinations And To Noncontrolling Interests [line items]
Fair value of contingent consideration payable				€ 137

[1]	(a)Portion due after more than one year: €585 million as of December 31, 2025 (€569 million as of December 31, 2024 and €501 million as of December 31,
2023); portion due within less than one year: €0 million as of December 31, 2025 (€72 million as of December 31, 2024 and €208 million as of December 31, 2023).